GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2019
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Transaction costs	$66	$413	$72
Employee compensation and benefits	366	247	199
Management fees	159	144	168
Other	291	228	175
Total general and administrative expense	$882	$1,032	$614